Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000206968 | China Merchants Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206968 | Contemporary Amperex Technology Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206968 | Ping An Insurance Group Co. of China Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206968 | Kweichow Moutai Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206968 | Wuliangye Yibin Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206968 | BYD Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206968 | Midea Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206968 | Shanghai Pudong Development Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206968 | Huatai Securities Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206968 | Zhejiang NHU Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206968 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000206968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000206968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000206968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000206968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000206968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000206968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206968 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000206969 | China Merchants Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206969 | Contemporary Amperex Technology Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206969 | Ping An Insurance Group Co. of China Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206969 | Kweichow Moutai Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206969 | Wuliangye Yibin Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206969 | BYD Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206969 | Midea Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206969 | Shanghai Pudong Development Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206969 | Huatai Securities Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206969 | Zhejiang NHU Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000206969 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000206969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000206969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000206969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000206969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000206969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000206969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000206969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206969 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%